Trade and other receivables	12 Months Ended
Jun. 30, 2020
Trade and other receivables
Trade and other receivables

28Trade and other receivables

for the year ended 30 June	2020 Rm	2019 Rm
Trade and other receivables
Trade receivables	18 247	23 237
Other receivables*	4 310	2 760
Related party receivables — equity accounted investments	215	67
Impairment of trade and other receivables	(706)	(453)
Trade and other receivables	22 066	25 611
Duties recoverable from customers	366	467
Prepaid expenses and other	1 605	1 425
Value added tax	1 060	1 075
	25 097	28 578

*The increase compared to prior year mainly relates to a portion of the LCCP investment incentives reclassified to short-term and proceeds on the EGTL disposal received after June 2020.

Impairment of trade receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 43 for detail on the impairments recognised.

No individual customer represents more than 10% of the group’s trade receivables.

Fair value of trade receivables

The carrying value approximates fair value because of the short period to maturity of these instruments.

Collateral

The group holds no collateral over the trade receivables which can be sold or pledged to a third party.

	2020 Rm	2019 Rm
Business segmentation
• Mining	201	276
• Exploration and Production International	538	497
• Energy	7 672	10 357
• Base Chemicals	7 104	7 603
• Performance Chemicals	8 140	8 071
• Group Functions	1 442	1 774
Total operations	25 097	28 578

Accounting policies:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit and loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.